Equity - Text Details (Detail) - EUR (€) € / shares in Units, € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018		Nov. 12, 2020	Nov. 12, 2018	Dec. 31, 2017
Equity [Line Items]
Number of shares authorised					2,000,000,000		2,000,000,000
Number of shares purchased through forward contracts			5,000,000
Forward price for unsettled (open) forward contracts			€ 34.85							€ 31.89
Purchase of treasury shares			€ 130		€ 621		€ 514
The number of shares bought back after selling (unwinding) of options			1,351,411
Reduction of treasury shares			3,809,675
Cancellation of treasury shares			€ 152		€ 1,500
Dividends paid, ordinary shares per share		€ 0.85	€ 0.85	[1]	€ 0.85	[1]	€ 0.80	[1]
Dividends paid, ordinary shares			€ 758
Number of shares issued			18,080,198		9,079,538		9,533,233
Percentage of shareholders electing share dividend					42.00%		46.00%
Settlement of cash dividend					€ 453		€ 400
Shareholder equity subject to limitations			€ 831		1,870
Shareholder Equity Subject To Limitations Ordinary Shares			182		179
Legal reserves required by Dutch law			626		713
Currency translation differences			58		978
Equity			11,901	[2]	12,625	[2]	12,117	[2]			€ 11,993
Purchase forward contracts [Member]
Equity [Line Items]
Notional amount			€ 174						€ 319
Euro [Member]
Equity [Line Items]
Number of call options unwound			498,144
Number of options outstanding			670,456
Dividends paid, ordinary shares					€ 775		€ 738
US Dollar [Member]
Equity [Line Items]
Number of call options unwound					853,267
Number of options outstanding			274,315
Ordinary shares [member]
Equity [Line Items]
Number of shares authorised			2,000,000,000		2,000,000,000		2,000,000,000
Number of shares issued and fully paid			911,053,001		896,733,721		926,195,539
Par value per share			€ 0.20
Treasury shares [member]
Equity [Line Items]
Purchase of treasury shares			€ 130		€ 621		€ 514
Cancellation of treasury shares			152		1,316		783
Equity			(199)		(201)		(399)				(481)
Treasury shares [member] | Euro [Member]
Equity [Line Items]
Cash outflow for share purchase transactions related to employee option and share plans and reduction of share capital			311
Cash inflow for settlement of share-based compensation plans			€ 46
Share repurchase LTI 2020 [member]
Equity [Line Items]
Number of treasury shares			6,000,000
Increase (Decrease) retained earnings connected to long-term incentive			€ 256		€ 130
Share repurchase LTI 2020 [member] | Performance share plans [Member]
Equity [Line Items]
Number of shares purchased through forward contracts			7,000,000
Share repurchase program [member]
Equity [Line Items]
Number of treasury shares			8,000,000		4,000,000					10,000,000
Purchase of treasury shares							174
Share repurchase program 2019 [member]
Equity [Line Items]
Purchase of treasury shares					€ 1,500
Increase (Decrease) retained earnings connected to long-term incentive			€ 126
Percentage of share buyback completed			50.30%
Forward share repurchase contracts [Member]
Equity [Line Items]
Number of treasury shares	20,000,000
Forward price for unsettled (open) forward contracts	€ 36.40
Purchase of treasury shares	€ 745
Purchased call options [member]
Equity [Line Items]
Additional cash payment for call options sale			€ 31
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]
Equity [Line Items]
Equity			(305)		(303)		(181)				(34)
Reserve of cash flow hedges [member]
Equity [Line Items]
Equity			€ 23		€ (24)		€ (10)				€ 23
Dividend distribution [Member] | Bottom of range [member]
Equity [Line Items]
Dividend payout ratio					40.00%
Dividend distribution [Member] | Top of range [member]
Equity [Line Items]
Dividend payout ratio					50.00%

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[2]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.